Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

	Computer hardware	Total
	£'000s	£'000s
Cost
At January 1, 2018	26	26
Additions	13	13
At December 31, 2018	39	39
Accumulated depreciation
At January 1, 2018	10	10
Charge for the year	8	8
At December 31, 2018	18	18
Net book value
At December 31, 2018	21	21

	Computer hardware	Total
	£'000s	£'000s
Cost
At January 1, 2019	39	39
Additions	38	38
At December 31, 2019	77	77
Accumulated depreciation
At January 1, 2019	18	18
Charge for the year	16	16
At December 31, 2019	34	34
Net book value
At December 31, 2019	43	43